SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Principal Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2019	Sep. 18, 2019	Sep. 17, 2019
Marigold Mining Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
SGO Mining Inc. (formerly Claude Resources Inc.)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Puna Operations Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
SSR Durango, S.A. de C.V.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Intertrade Metals Limited Partnership
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Puna Operations Inc.
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired		25.00%
Percentage of voting interests		100.00%	75.00%